SHARE EXCHANGE AGREEMENT (Details Narrative)	9 Months Ended
	Sep. 30, 2014	Nov. 09, 2013	Aug. 14, 2013
Notes to Financial Statements
Shares acquired			94.00%
Remaining shares acquired		0.60%
Common stock shares	12,400,000